Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 24, 2014 shares	Jan. 02, 2014 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2019 shares	May 26, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			¥ 2,057						$ 298
Expected period over which unamortized compensation costs is to be recognized			1 year 1 month 6 days	1 year 1 month 6 days
Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, incremental cost as a result of modification | ¥							¥ 4,770
2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award	122,545,665
Granted | $ / shares						$ 0.14
Unvested			4,028,550		6,562,640	6,562,640	3,640,002	3,640,002	4,028,550	16,448,965
2014 Restricted Share Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			2 years	2 years
Total fair value of vested shares			¥ 933	$ 135	¥ 2,696		¥ 18,263
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 2,257						$ 327
2013 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award		64,497,718
Granted | $ / shares				$ 0.08		$ 0.17		$ 0.21
Award scheme term			10 years	10 years
Unvested			5,086,990		7,596,470	7,596,470	4,254,730	4,254,730	5,086,990	4,909,057
2013 Incentive Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period over which unamortized compensation costs is to be recognized			1 year 10 months 24 days	1 year 10 months 24 days
Total fair value of vested shares			¥ 1,409	$ 204	¥ 2,199		¥ 46,906
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			¥ 2,773						$ 402
2013 Incentive Scheme | Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, incremental cost as a result of modification | ¥							24,860
2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award scheme term			10 years	10 years
2011 Share Award Scheme | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | $ / shares						$ 0.26		$ 0.21
Expected period over which unamortized compensation costs is to be recognized			¥ 38						$ 5
Expected period over which unamortized compensation costs is to be recognized			10 months 24 days	10 months 24 days
Total fair value of vested shares				$ 6	¥ 2,154		¥ 1,697
Unvested			87,175		208,950	208,950	1,943,725	1,943,725	87,175	4,066,803
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Maximum [Member] | 2014 Restricted Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Maximum [Member] | 2011 Share Award Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares subject to award											100,000,000